Business acquisitions (Details 3) - USD ($)		1 Months Ended
	Jan. 14, 2022	Dec. 22, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash	$ 1,231,250
Total consideration	$ 18,787,105
Goodwill			$ 36,017,209	$ 26,054,522	$ 17,175,990
B W Electrical Service L L C [Member]
Cash		$ 13,500,000
Common stock		4,538,570
Total consideration		18,038,570
Cashe		3,067,515
Accounts receivable		7,033,511
Deposits, prepaids and other current assets, net		92,816
Investment in marketable securities		2,279,978
Cost in excess of billings		969,909
Property, plant and equipment, net		104,573
Right of used assets		1,071,437
Total assets		14,619,739
Accounts payable		1,305,663
Deferred revenue		2,271,122
Accrued liabilities		1,662,791
lease liability, Non current		1,071,437
Notes payable, net of discount		2,000,000
Total liabilities		8,311,013
Total fair value of identifiable net assets and liabilities		6,308,726
Goodwill		$ 11,729,844